Supplemental Cash Flow Disclosure - Schedule of changes in liabilities arose from financing activities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	$ 5,684,330	$ 4,165,566	$ 1,249,554
Cash flows advances	1,823,771	1,000,427	4,961,493
Cash flows repayment	(1,018,199)	(586,900)	(92,713)
Non cash changes conversion	(23,673)	(67,062)	(36,245)
Non cash changes accretion	548,882	469,725	275,523
Non cash changes recognize lease liabilities	172,404	767,326
Non cash changes warrants Issued			(1,821,599)
Non cash changes F/X changes	(417,866)	(64,752)	(454,231)
Liabilities arose from financing activities ending balance	6,769,649	5,684,330	4,165,566
Loans payable to related parties
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	1,498,907	756,241	172,326
Cash flows advances	1,823,771	1,000,427	538,215
Cash flows repayment	(453,428)	(222,334)	(38,084)
Non cash changes conversion	0	0	0
Non cash changes accretion	0	0	0
Non cash changes recognize lease liabilities	0	0
Non cash changes warrants Issued			0
Non cash changes F/X changes	(168,625)	(35,427)
Liabilities arose from financing activities ending balance	2,700,625	1,498,907	756,241
Promissory note payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	461,135	516,909	571,538
Cash flows advances	0	0	0
Cash flows repayment	(56,939)	(55,774)	(54,629)
Non cash changes conversion	0	0	0
Non cash changes accretion	0	0	0
Non cash changes recognize lease liabilities	0	0
Non cash changes warrants Issued			0
Non cash changes F/X changes		0	0
Liabilities arose from financing activities ending balance	404,196	461,135	516,909
Note payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	268,946	0
Cash flows advances	0	0
Cash flows repayment	(276,258)	(231,994)
Non cash changes conversion	0	0
Non cash changes accretion	0	0
Non cash changes recognize lease liabilities	0	0
Non cash changes F/X changes	(17,886)	0
Liabilities arose from financing activities ending balance	10,574	268,946	0
Convertible debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	2,737,054	2,892,416	505,690
Cash flows advances	0	0	4,423,278
Cash flows repayment		(27,760)	0
Non cash changes conversion	(23,673)	(67,062)	(36,245)
Non cash changes accretion	548,882	469,725	275,523
Non cash changes recognize lease liabilities	0	0
Non cash changes warrants Issued			(1,821,599)
Non cash changes F/X changes	(267,127)	(29,325)	(454,231)
Liabilities arose from financing activities ending balance	2,995,136	2,737,054	2,892,416
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arose from financing activities opening balance	718,288	0
Cash flows advances	0	0
Cash flows repayment	(231,574)	(49,038)
Non cash changes conversion	0	0
Non cash changes accretion	0	0
Non cash changes recognize lease liabilities	172,404	767,326
Non cash changes F/X changes	0	0
Liabilities arose from financing activities ending balance	$ 659,118	$ 718,288	$ 0